Expected credit losses (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2020	Jan. 01, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Trade Receivables
Expected credit losses at the start of the period	$ 1.0
Current-period provision for expected credit losses	1.2
Recoveries collected	(1.0)
Total	1.2
Other Current Assets
Expected credit losses at the start of the period	1.9
Current-period provision for expected credit losses	0.0
Recoveries collected	0.0
Total
Expected credit losses at the start of the period	3.1	$ 3.1		$ 2.9
Current-period provision for expected credit losses	1.2
Recoveries collected	1.0
Total	$ 3.1
Equity		(1,036.8)	$ (1,291.2)	$ (1,294.1)	$ (1,533.5)	$ (1,492.9)
Accumulated Deficit
Total
Equity		$ 895.2	579.6		$ 279.2	$ 88.8
Cumulative Effect, Period of Adoption, Adjustment | Accumulated Deficit
Total
Equity			$ 2.9